CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 1,387,666	$ 1,269,657	$ 984,367
Cost of Revenues	526,227	488,579	313,019
Gross profit	861,439	781,078	671,348
Research and development, net	482,861	424,937	320,278
Selling and marketing	492,886	512,027	438,210
General and administrative	171,045	169,648	111,915
Total operating expenses	1,146,792	1,106,612	870,403
Operating loss	(285,353)	(325,534)	(199,055)
Financial income (expenses), net	(183,513)	271,943	47,059
Other income	1,023	584	118
Loss before taxes on income	(467,843)	(53,007)	(151,878)
Taxes on income	(42,980)	64,202	14,989
Net loss	(424,863)	(117,209)	(166,867)
Other comprehensive income (loss):
Unrealized gain (loss) from marketable securities, net	(10,756)	(4,701)	2,916
Unrealized gain (loss) on cash flow hedge, net	(21,643)	(5,761)	5,133
Other comprehensive income (loss) for the year, net	(32,399)	(10,462)	8,049
Total comprehensive loss	$ (457,262)	$ (127,671)	$ (158,818)
Basic net loss per ordinary share (in USD per share)	$ (7,330)	$ (2,060.00)	$ (3,070.00)
Diluted net loss per ordinary share (in USD per share)	$ (7,330)	$ (2,060.00)	$ (3,070.00)
Creative Subscription
Revenues	$ 1,039,479	$ 950,299	$ 783,456
Cost of Revenues	251,587	232,619	167,539
Business Solutions
Revenues	348,187	319,358	200,911
Cost of Revenues	$ 274,640	$ 255,960	$ 145,480